Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(18,920)	(14,751)
Net investment in financing lease at period end	278,904	283,073
Less: Current portion	(4,551)	(4,168)
Long term net investment in financing lease	274,353	278,905
Net investment in financing lease consists of:
Financing lease receivable	240,000	247,488
Discounted unguaranteed residual value	38,904	35,585
Net investment in financing lease at period end	$ 278,904	$ 283,073